CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 3,122,431	$ 158,655	$ 21,084,000	$ 875,900	$ 609,581
Loss from operations	(3,122,431)	(158,655)	(89,366,000)	(875,900)	(609,581)
Other income:
Interest income	409	2,404	199,000	6,634	8,302
Interest earned on investments held in Trust Account	659,150	1,152,202		4,379,894	2,836,691
Other income	659,559	1,154,606		4,386,528	2,844,993
(Loss) Income before provision for income taxes	(2,462,872)	995,951	(132,670,000)	3,510,628	2,235,412
Provision for income taxes	(128,007)	(252,611)	0	(899,804)	(555,449)
Net (loss) income	$ (2,590,879)	$ 743,340	$ (132,670,000)	$ 2,610,824	$ 1,679,963
Common Class A [Member]
Other income:
Weighted average shares outstanding	13,167,740	20,800,000		20,800,000	20,800,000
Basic and diluted income (loss) per common share	$ 0.04	$ 0.04		$ 0.16	$ 0.10
Common Class B [Member]
Other income:
Weighted average shares outstanding	5,200,000	5,200,000		5,200,000	5,200,000
Basic and diluted income (loss) per common share	$ (0.59)	$ (0.02)		$ (0.13)	$ (0.08)